Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue from Contracts (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	$ 40,932,347	$ 41,213,907
Japan [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	28,001,147	29,359,316
Korea [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	4,556,323	4,448,606
Taiwan, Hong Kong and Macau [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	3,016,593	2,177,242
North America [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	2,912,624	2,916,368
Europe [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	1,327,806	1,213,472
Other [Member]
Schedule of Disaggregates Revenue from Contracts [Line Items]
Total revenue	$ 1,117,854	$ 1,098,903